Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
25	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable to disclose the condensed financial information of the Company.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income/ (loss) from its subsidiaries and VIEs is reported as share of income/ (loss) from subsidiaries and VIEs in the condensed financial statements. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

As of December 31, 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	As of December 31,
	2021	2022
Assets
Current assets:
Cash	10,812	7,842
Amounts due from related parties	-	74,505
Prepaid expenses and other current assets	7,767	-
Total assets	18,579	82,347
Non-current assets
Investments in subsidiaries and VIEs	222,869	148,931
Total non-current assets and total assets	241,448	231,278

Liabilities and Shareholders’ Equity
Current liabilities
Amounts due to a related party	10,434	-
Accrued expenses and other current liabilities	-	1,045

Total current liabilities and total liabilities	10,434	1,045
Shareholders’ equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2021, and 86,838,700 shares issued and outstanding as of December 31, 2022, respectively)	6	6
Additional paid-in capital	389,199	349,125
Statutory reserves	49,060	54,366
Accumulated other comprehensive loss	462	2,430
Accumulated deficits	(207,713)	(175,694)

Total shareholders’ equity	231,014	230,233
Total liabilities and shareholders’ equity	241,448	231,278

Condensed Statements of Comprehensive Income

	Years Ended December 31,
	2020	2021	2022
Share of income from subsidiaries and VIEs	80,818	52,693	38,406
Net income before income taxes	80,818	52,693	38,406
Income tax expense	—	—	—
Net income of the Company	80,818	52,693	38,406
Other comprehensive (expense)/income	(8,019)	3,635	6,127
Comprehensive income	72,799	56,328	44,533